Retirement plans - Asset allocation (Details)	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Equity securities	18.00%	20.00%
Debt securities	57.00%	57.00%
Cash and other short-term securities	25.00%	23.00%
Total	100.00%	100.00%